Financial Instruments - Changes in Allowance for Doubtful Accounts (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning	₩ 898,274	₩ 916,790	₩ 1,094,464
Initial application of IFRS No.9			107,454
Bad debt expenses(reversal)	829	(28,105)	74,781
Other bad debt expenses	53,105	80,323	63,092
Others	(198,515)	(70,735)	(423,001)
Ending	₩ 753,693	₩ 898,274	₩ 916,790